NOTES PAYABLE (Details Narrative)													1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended				24 Months Ended	36 Months Ended
	Aug. 09, 2022 $ / shares	Aug. 09, 2022 USD ($) $ / shares	Aug. 08, 2022 $ / shares shares	Jul. 02, 2022 $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 28, 2021 USD ($) $ / shares	Dec. 27, 2021 $ / shares	Dec. 23, 2021 USD ($) $ / shares shares	Nov. 05, 2021 USD ($) $ / shares	Sep. 24, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jul. 31, 2022 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Jun. 30, 2020	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	May 31, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2022	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 29, 2022 $ / shares	Sep. 20, 2022 $ / shares	Aug. 10, 2022 $ / shares	Jul. 01, 2022 $ / shares shares	Jun. 01, 2022 $ / shares	May 02, 2022 $ / shares	Mar. 01, 2022 $ / shares	Feb. 01, 2022 $ / shares	Jan. 03, 2022 $ / shares	Aug. 03, 2021 $ / shares	Jul. 02, 2021 $ / shares	Aug. 31, 2019 $ / shares	Feb. 28, 2013 $ / shares
Short-Term Debt [Line Items]
Convertible debt																								$ 670,262			$ 670,262
Converted into common stock												$ 5,800,000							$ 5,800,000
Proceeds from convertible debt		$ 8,480,000																		$ 7,533,915	$ 4,549,842		14,029,842	1,000,000
Conversion price | $ / shares																$ 0.06585				$ 0.06585
Cash and Cash Equivalents, at Carrying Value																$ 4,503,081				$ 4,503,081			12,264,736	194,214			194,214
Gain (Loss) on Extinguishment of Debt																			$ 347,566		(347,566)		(347,566)
Debt discount amortization																					945,969		945,969	613,610
Debt Instrument, Fair Value Disclosure																$ 24,825				$ 24,825			3,303,588
Original issue discount																							$ 2,993,061	$ 942,914			$ 942,914
Common Stock, Shares, Issued | shares																2,208,446				2,208,446			1,233,148	788,437			788,437
Interest Expense, Debt																$ 4,859	24,660			$ 6,864	1,197,826		$ 1,197,826	$ 995,496
Proceeds from financed insurance premiums																							867,300
Proceeds from financed insurance premiums remains outstanding																							389,269
Repayment insurance premiums interest																							12,078
Interest expense																4,859	24,660			57,662	1,282,820		1,295,307	995,496
Notes payable																8,939,741				8,939,741			17,189,106	4,245,082			$ 4,245,082
Cash proceeds from issuance of debt													$ 8,500,000										15,900,000
Change in fair value of convertible notes																(3,491,513)	$ (1,071,099)			(6,169,929)	(1,071,099)		2,993,060
Conversion of stock amount converted																100,000				100,000
Warrants exercise price | $ / shares	$ 14.17	$ 14.17		$ 14.17			$ 90.00			$ 152.60	$ 152.60																	$ 4.00	$ 4.60	$ 7.00	$ 8.00	$ 9.20	$ 18.80	$ 19.20	$ 31.60	$ 56.60			$ 60.80	$ 124.60
Financed insurance premiums																				399,949	$ 867,300		867,300
Financed Insurance Premiums [Member]
Short-Term Debt [Line Items]
Interest expense																4,589				6,684
Measurement Input, Control Premium [Member]
Short-Term Debt [Line Items]
Interest expense																							10,513
Maximum [Member]
Short-Term Debt [Line Items]
Warrants exercise price | $ / shares												$ 230.00							$ 230.00																		$ 200.00
Minimum [Member]
Short-Term Debt [Line Items]
Warrants exercise price | $ / shares												$ 200.00							$ 200.00																		$ 230.00
General and Administrative Expense [Member]
Short-Term Debt [Line Items]
Warrants exercise price | $ / shares																																						$ 200.20
Convertible Debt [Member]
Short-Term Debt [Line Items]
Converted into common stock																							5,349,137
Debt discount amortization																			$ 554,911
Notes payable
Twenty Fifteenth Convertible Note [Member]
Short-Term Debt [Line Items]
Convertible debt																									$ 873,000
Converted into common stock																										$ 100,000
Debt conversion, converted instrument, rate																									5.00%
Converible variable price per share																									80.00%
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, rate																											50.00%
Debt term															1 year												24 months
Debt instrument, interest rate																											10.00%
Proceeds from convertible debt																											$ 5,000,000
Conversion price | $ / shares																								$ 5.00			$ 5.00
Cash and Cash Equivalents, at Carrying Value																								$ 55,000,000			$ 55,000,000
Repayment of promissory note rate																											The 2018 convertible notes also include a change in control call option whereby, upon the close of a sale of Ensysce, other than an initial public offering, Ensysce has the right to prepay the promissory notes at 200% of the principal outstanding plus all accrued and unpaid interest.
Original issue discount																								783,124			$ 783,124
Notes payable																								$ 3,444,781			3,444,781
2018 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Converted into common stock																							4,401,466
Notes payable
2018 Convertible Notes [Member] | Stockholder [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes																											3,500,000
2018 Convertible Notes [Member] | Board Member [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes																											2,500,000
2018 Convertible Notes [Member] | Unrelated Party [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes																											$ 1,000,000
2020 Convertible Notes [Member]
Short-Term Debt [Line Items]
Converible variable price per share																								80.00%			80.00%
Unsecured promissory notes																								$ 700,000
Proceeds from convertible debt																								$ 2,000,000.0
Debt interest rate																								10.00%			10.00%
Divided aggregate number of shares																								$ 10,000,000.0
Conversion price divided aggregate number of shares																								10,000,000.0
Original issue discount																								159,790			$ 159,790
Notes payable																								569,936			$ 569,936
2020 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Converted into common stock																							764,438
Notes payable
2020 Promissory Notes [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes																								$ 100,000
Debt interest rate																								10.00%			10.00%
Original issue discount
Notes payable																								$ 101,694			$ 101,694
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, rate														80.00%
Unsecured promissory notes														$ 50,000
Debt instrument, interest rate														10.00%
Proceeds from convertible debt														$ 10,000,000.0
Debt maturity date														Jan. 28, 2023
Notes payable																							16,799,837
2021 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Converted into common stock																							52,082
Notes payable
2021 Promissory Notes [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes																		$ 3,500
Proceeds from convertible debt																		$ 2,000,000.0
Debt interest rate																		10.00%
2021 Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible debt							$ 593,224																$ 5,000,000.0
Debt instrument, interest rate																							5.00%
Proceeds from convertible debt										$ 9,400,000	$ 4,600,000
Conversion price | $ / shares							$ 90.00		$ 117.40														$ 117.40
Debt maturity date										Aug. 04, 2023	Jun. 23, 2023
Convetible debt										$ 10,600,000	$ 5,300,000
Debt instrument original issue discount																					6.00%
Issuance costs																							$ 1,920,158
Legal Fees																							1,020,158
Original issue discount																							$ 900,000
Percentage of cash settlement premium																							8.00%
Convertible Notes Payable																							$ 163,770
Debt instrument, convertible, terms of conversion feature																							beneficial ownership limitation of 4.99%
Common Stock, Shares, Issued | shares									12,777
Proceeds from Repayment of Loans to Purchase Common Stock									$ 1,500,000
Common Stock, Convertible, Conversion Price, Increase | $ / shares							$ 117.40	$ 90.00															$ 117.40
Interest Expense, Debt																							$ 154,391
Debt instrument, redemption, description																							The number of shares to be settled shall be based on a conversion price equal to the lesser of (a) $117.40 and (b)
Debt instrument, redemption price, percentage																							92.00%
Debt instrument conversion price per share | $ / shares																							$ 15.60
2021 Convertible Notes Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage																							20.00%
2021 Convertible Notes Payable [Member] | General and Administrative Expense [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure																							$ 15,900,000
Gains (Losses) on Restructuring of Debt																							3,000,000.0
Increase in fair value of debt																							16,800,000
2021 Notes [Member]
Short-Term Debt [Line Items]
Convertible debt																$ 5,000,000.0				$ 5,000,000.0
Debt instrument, interest rate																				5.00%
Proceeds from convertible debt										$ 9,400,000	$ 4,600,000
Conversion price | $ / shares																$ 117.40				$ 117.40
Debt maturity date										Aug. 04, 2023	Jun. 23, 2023
Convetible debt										$ 10,600,000	$ 5,300,000
Debt instrument original issue discount																				6.00%
Debt Instrument, Fair Value Disclosure
Legal Fees																				$ 1,000,000.0
Original issue discount																							2,993,061
Percentage of cash settlement premium																				8.00%
Debt instrument, convertible, terms of conversion feature																				beneficial ownership limitation of 4.99%
Debt instrument, redemption, description																				The number of shares to be settled shall be based on a conversion price equal to the lesser of (a) $117.40 and (b) 92% of the average of the three lowest volume-weighted average prices (“VWAP”) during the 10 consecutive trading days prior to the applicable Monthly Redemption Date. The Company may not pay the Monthly Redemption Amount in shares unless the applicable conversion price is greater than or equal to $15.60 and the Company has been in compliance with customary requirements under the agreement, unless waived in writing by the holder.
Debt instrument, redemption price, percentage																				92.00%
Debt instrument conversion price per share | $ / shares																				$ 15.60
Payments of Debt Issuance Costs																				$ 15,900,000
Debt Issuance Costs, Net																1,900,000				1,900,000
Amortization of Debt Issuance Costs																				900,000
Gain loss on fair value of interest rates																45,329				2,700,000
Interest expense after consideration of conversion																39,847				200,000
Repayments of notes payable																				265,812
Notes payable																$ 390,701				$ 390,701			$ 16,799,837
Warrants exercise price | $ / shares			$ 15.60																												$ 15.60
2021 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares			15.60													$ 4.60				$ 4.60
Debt instrument, redemption price, percentage																				20.00%
2021 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares			$ 7.00													$ 7.00				$ 7.00
2021 Notes [Member] | Other Operating Income (Expense) [Member]
Short-Term Debt [Line Items]
Loss on debt conversions																$ 1,400,000				$ 4,000,000.0
Debt conversions																1,000,000.0				1,000,000.0
2022 Notes [Member]
Short-Term Debt [Line Items]
Convertible debt																5,000,000.0				5,000,000.0
Debt term			5 years
Conversion price | $ / shares					$ 10.90	$ 10.90
Debt interest rate	6.00%	6.00%																													6.00%
Debt maturity date	Feb. 07, 2024			Dec. 29, 2023
Convetible debt					$ 8,000,000.0	$ 8,000,000.0
Debt Instrument, Fair Value Disclosure																24,825				24,825
Issuance costs					1,100,000
Original issue discount					500,000	500,000
Notes payable					4,240,000	4,240,000										8,195,401				8,195,401
Cash proceeds from issuance of debt					4,000,000.0
Initial fair value					12,060,000.00	$ 12,060,000.00
Loss on issuance of fair value					$ 3,600,000
Original issue discount rate					6.00%
Legal and investment banking fees					$ 600,000
Change in fair value of convertible notes																$ 3,500,000				$ 3,500,000
Common stock average price percentage						0.10
Debt conversion description						The Company may elect to pay all or part of the redemption amount in cash with a premium of eight percent or in conversion shares of common stock based on a conversion price equal to the lesser of (i) the conversion price and (ii) 92% of the average of the three lowest VWAPs (as defined) during the ten consecutive trading days ending on the trading day that is immediately prior to the applicable redemption date, but in no event may the Company pay the redemption amount in conversion shares of common stock unless the conversion price is at least equal to $2.006 and the Company has been in compliance with customary requirements under the agreement, unless waived in writing by the holder.
Warrants to purchase common stock | shares			233,395																												233,395
Warrants exercise price | $ / shares			$ 14.17										$ 15.60																		$ 14.17
Percenatge of premium conversion price			30.00%																												30.00%
Original issue discount rate percentage	6.00%	6.00%																													6.00%
2022 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage																						20.00%